Fair values of financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument (Details) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 22, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Related party loans receivable	$ 62		$ 28	$ 91
Liabilities
Liabilities subject to compromise		$ 6,237	6,235
Fair value | Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Related party loans receivable	0		9	6
Fair value | Level 3
Liabilities
Liability subject to compromise - Related Party Loans Payables	0		176
Fair value | Level 3 | Related party loans payable
Liabilities
Liability subject to compromise - Related Party Loans Payables			176	424
Fair value | Level 3 | Unsecured Convertible Notes [Member]
Liabilities
Due to Related Parties	42		0
Fair value | Level 3 | Second Lien Facility [Member]
Liabilities
Due to Related Parties	748		0
Fair value | Level 3 | New First Lien Facility [Member]
Liabilities
Due to Related Parties	188		0
Fair value | Level 3 | Senior credit facilities
Liabilities
Liabilities subject to compromise	0		1,966	922
Carrying value | Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Related party loans receivable	0		9	6
Carrying value | Level 3
Liabilities
Liability subject to compromise - Related Party Loans Payables	0		503
Carrying value | Level 3 | Related party loans payable
Liabilities
Liability subject to compromise - Related Party Loans Payables			503	426
Carrying value | Level 3 | Unsecured Convertible Notes [Member]
Liabilities
Due to Related Parties	50		0
Carrying value | Level 3 | Second Lien Facility [Member]
Liabilities
Due to Related Parties	748		0
Carrying value | Level 3 | New First Lien Facility [Member]
Liabilities
Due to Related Parties	184		0
Carrying value | Level 3 | Senior credit facilities
Liabilities
Liabilities subject to compromise	$ 0		$ 5,544	$ 5,545